Risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Risks [Line Items]
Allowance for account receivables	$ 19	$ 19
Increase (decrease) interest risk rate	1.00%
Interest rate other variables, percentage	1.00%
Increased (decreased) amount	$ 26,894	541
A SPAC I [Member]
Risks [Line Items]
Allowance for account receivables	4	14
Other receivables	$ 17,818	$ 17,818